CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 81,735,682	$ 78,184,101	$ 68,289,488
Cost of revenue	(40,591,545)	(40,445,567)	(36,413,753)
Gross Profit	41,144,137	37,738,534	31,875,735
Operating Expenses
Sales and marketing expenses	(5,878,551)	(3,949,385)	(3,298,462)
General and administrative expenses	(24,493,387)	(8,167,759)	(5,424,957)
Share-based payment expenses	(842,106)	(1,845,977)	(2,654,179)
Total operating expenses	(31,214,044)	(13,963,121)	(11,377,598)
Operating Income	9,930,093	23,775,413	20,498,137
Interest income	467,370	40,424	170,541
Interest expense	(346,002)	(215,731)	(644,421)
Other income	1,556,854	1,414,990	1,028,932
Share of loss of equity investment	(47,438)	0	0
Income before income tax and non-controlling interests	11,560,877	25,015,096	21,053,189
Income tax	(3,630,459)	(3,593,249)	(3,611,619)
Income before non-controlling interests	7,930,418	21,421,847	17,441,570
Less: Net income attributable to non-controlling interests	(5,520,633)	(9,672,681)	(3,587)
Net Income attributable to China TopReach Inc.	$ 2,409,785	$ 11,749,166	$ 17,437,983
Weighted average number of shares outstanding - basic (in shares)	14,912,847	15,321,170	16,285,126
- diluted (in shares)	14,912,847	15,321,170	17,750,665
Net income per share - basic (in dollars per share)	$ 0.16	$ 0.77	$ 1.07
- diluted (in dollars per share)	$ 0.16	$ 0.77	$ 0.98